Note 14. Gain On Extinguishment of Liabilities	6 Months Ended
Jun. 30, 2016
Notes
Note 14. Gain On Extinguishment of Liabilities

Note 14.          Gain on extinguishment of liabilities

The Gain on extinguishment of liabilities of $107,870 in the Condensed Consolidated Statements of Operations for both the six and three months ended June 30, 2016 was from the settlement of a liability due the County of Volusia, Florida (the “County”), the Company’s landlord before relocating to its present location in Bradley, Florida, which was approved by the County in April 2016.  For a full and total release of its legal and financial obligations to the County, it agreed to a total payment of $25,000 to be paid in five (5) installments of $5,000 from May through September 2016.  The Company is at present current in its payment obligation to the County.